Segment Information - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,740	$ 1,647	$ 3,625	$ 3,385
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 7	$ 6	$ 12	$ 12